NOTE 11 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized										300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share										$ 0.001	$ 0.001
Preferred Stock, Shares Authorized										1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share										$ 0.001	$ 0.001
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock										21,000,000
Preferred Stock, Shares Issued										21,000	0
Stock Issued During Period, Shares, New Issues								2,000,000		51,638,526	100,224,841
[custom:StockIssuedDuringPeriodValueNewIssuesWithSubscription]					$ 1,000,000
[custom:SubscriptionReceivable]										$ 100,000
Common Stock, Value, Subscriptions												$ 100,000
[custom:CommonStockIssuedForSettlementOfDebtValue2]									$ 2,056,530	2,056,530	889,093
Extinguishment of Debt, Amount										$ 1,516,667	889,093
Stock Issued During Period, Shares, Issued for Services										195,000
Stock Issued During Period, Value, Issued for Services							$ 284,700			$ 284,700	647,858
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture								120,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 30,490	41,139	$ 412,200	564,000	$ 71,629		1,037,568
[custom:CommonStockIssuedForForbearanceOfDebtValue]							49,925			49,925	92,250
Debt Conversion, Converted Instrument, Amount									$ 422,295	422,295	1,396,440
Stock Issued During Period, Value, New Issues					$ 1,000,000		$ 3,586,250	$ 1,000,000		$ 6,436,250	$ 1,915,005
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											9,476,218
Common Stock, Shares, Outstanding				151,559,011				151,559,011		147,477,358	118,133,432
Preferred Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized			10,000							10,000	10,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001							$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				10,000				10,000		10,000	10,000
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized		200,000								200,000	200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001								$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				21,000				21,000		21,000	0
Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized	200,000									200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001									$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				0				0		0	0
Preferred Stock, Shares Issued				0				0		0
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights			On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up								On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up
[custom:PreferredStockIssuedForConversionOfCommonStockShares]											10,000
Stock Issued During Period, Shares, New Issues
[custom:CommonStockIssuedForSettlementOfDebtShares]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
[custom:CommonStockIssuedForForbearanceOfDebtShares]
[custom:CommonStockIssuedForForbearanceOfDebtValue]
[custom:CommonStockIssuedForConversionOfDebtShares]
[custom:CancellationOfCommonStockShares]
Stock Issued During Period, Value, New Issues
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights		On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up									On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up
[custom:PreferredStockIssuedForConversionOfCommonStockShares]										21,000
Stock Issued During Period, Shares, New Issues
[custom:CommonStockIssuedForSettlementOfDebtShares]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
[custom:CommonStockIssuedForForbearanceOfDebtShares]
[custom:CommonStockIssuedForForbearanceOfDebtValue]
[custom:CommonStockIssuedForConversionOfDebtShares]
[custom:CancellationOfCommonStockShares]
Stock Issued During Period, Value, New Issues
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Preferred Stock [Member] | Series C Preferred Stock 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:PreferredStockIssuedForConversionOfCommonStockShares]										(21,000,000)	(100,000)
Stock Issued During Period, Shares, New Issues					2,000,000		35,862,500			41,562,500	23,937,500
[custom:StockIssuedDuringPeriodValueNewIssuesWithSubscription]										$ 6,536,250
[custom:CommonStockIssuedForSettlementOfDebtShares]						2,230,394				2,230,394	12,818,145
[custom:CommonStockIssuedForSettlementOfDebtValue2]										$ 2,056,530
Stock Issued During Period, Shares, Issued for Services							195,000			195,000	6,267,600
Stock Issued During Period, Value, Issued for Services							$ 195			$ 195	$ 6,268
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				60,000	60,000	600,000	600,000			1,320,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 60	$ 60	$ 600	$ 600			$ 1,320
[custom:CommonStockIssuedForForbearanceOfDebtShares]							250,000			250,000	1,150,000
[custom:CommonStockIssuedForForbearanceOfDebtValue]							$ 250			$ 250	$ 1,150
[custom:CommonStockIssuedForConversionOfDebtShares]										6,080,632	46,575,378
Debt Conversion, Converted Instrument, Amount										$ 422,295	$ 1,396,440
[custom:CancellationOfCommonStockShares]							1,294,600			1,294,600
[custom:CommonStockRetainedByFINRA]										400,000
Stock Issued During Period, Value, New Issues					$ 2,000		$ 35,863			$ 41,563	$ 23,938
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											9,476,218